Distribution Date:	09/17/24	Benchmark 2021-B24 Mortgage Trust
Determination Date:	09/11/24
Next Distribution Date:	10/18/24
Record Date:	08/30/24	Commercial Mortgage Pass-Through Certificates
Series 2021-B24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Attention: Kunal K. Singh		US_CMBS_Notice@jpmorgan.com
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 1)	14-15		Jenna Unell		jenna.unell@greyco.com
			5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		Benchmark 2021-B24 - Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Directing Certificate holder	Eightfold Real Estate Capital, L.P.
Collateral Stratification and Historical Detail	21
			-
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	24		Bank, N.A.
Historical Liquidated Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163CAY5	0.647600%	11,152,000.00	5,402,228.24	297,271.44	2,915.40	0.00	0.00	300,186.84	5,104,956.80	30.17%	30.00%
A-2	08163CAZ2	1.953300%	73,848,000.00	73,848,000.00	0.00	120,206.08	0.00	0.00	120,206.08	73,848,000.00	30.17%	30.00%
A-3	08163CBA6	2.010300%	81,111,000.00	81,111,000.00	0.00	135,881.20	0.00	0.00	135,881.20	81,111,000.00	30.17%	30.00%
A-4	08163CBB4	2.263800%	213,500,000.00	213,500,000.00	0.00	402,767.75	0.00	0.00	402,767.75	213,500,000.00	30.17%	30.00%
A-5	08163CBC2	2.584300%	365,781,000.00	365,781,000.00	0.00	787,739.87	0.00	0.00	787,739.87	365,781,000.00	30.17%	30.00%
A-SB	08163CBD0	2.255900%	25,562,000.00	25,562,000.00	0.00	48,054.43	0.00	0.00	48,054.43	25,562,000.00	30.17%	30.00%
A-S	08163CBG3	2.779600%	86,732,000.00	86,732,000.00	0.00	200,900.22	0.00	0.00	200,900.22	86,732,000.00	22.25%	22.13%
B	08163CBH1	2.598300%	49,562,000.00	49,562,000.00	0.00	107,314.12	0.00	0.00	107,314.12	49,562,000.00	17.72%	17.63%
C	08163CBJ7	3.293400%	49,561,000.00	49,561,000.00	0.00	136,020.16	0.00	0.00	136,020.16	49,561,000.00	13.20%	13.13%
D	08163CAJ8	2.000000%	31,664,000.00	31,664,000.00	0.00	52,773.33	0.00	0.00	52,773.33	31,664,000.00	10.31%	10.25%
E	08163CAL3	2.000000%	26,158,000.00	26,158,000.00	0.00	43,596.67	0.00	0.00	43,596.67	26,158,000.00	7.92%	7.88%
F	08163CAN9	2.500000%	28,910,000.00	28,910,000.00	0.00	60,229.17	0.00	0.00	60,229.17	28,910,000.00	5.28%	5.25%
G	08163CAQ2	2.500000%	12,391,000.00	12,391,000.00	0.00	25,814.58	0.00	0.00	25,814.58	12,391,000.00	4.15%	4.13%
NR*	08163CAS8	2.500000%	45,431,418.00	45,431,418.00	0.00	94,838.11	0.00	0.00	94,838.11	45,431,418.00	0.00%	0.00%
Class RR	08163CBK4	3.651431%	20,859,855.00	20,750,954.16	5,630.33	63,145.82	0.00	0.00	68,776.15	20,745,323.83	0.00%	0.00%
RR Interest	N/A	3.651431%	37,106,641.00	36,912,922.28	10,015.54	112,327.21	0.00	0.00	122,342.75	36,902,906.74	0.00%	0.00%
R	08163CAW9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08163CAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,159,329,914.00	1,153,277,522.68	312,917.31	2,394,524.12	0.00	0.00	2,707,441.43	1,152,964,605.37

X-A	08163CBE8	1.259048%	857,686,000.00	851,936,228.25	0.00	893,857.07	0.00	0.00	893,857.07	851,638,956.80
X-B	08163CBF5	0.705585%	99,123,000.00	99,123,000.00	0.00	58,283.05	0.00	0.00	58,283.05	99,123,000.00
X-D	08163CAA7	1.651431%	57,822,000.00	57,822,000.00	0.00	79,574.21	0.00	0.00	79,574.21	57,822,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	08163CAC3	1.151431%	28,910,000.00	28,910,000.00	0.00	27,739.89	0.00	0.00	27,739.89	28,910,000.00
X-G	08163CAE9	1.151431%	12,391,000.00	12,391,000.00	0.00	11,889.49	0.00	0.00	11,889.49	12,391,000.00
X-NR	08163CAG4	1.151431%	45,431,418.00	45,431,418.00	0.00	43,592.62	0.00	0.00	43,592.62	45,431,418.00
Notional SubTotal			1,101,363,418.00	1,095,613,646.25	0.00	1,114,936.33	0.00	0.00	1,114,936.33	1,095,316,374.80

Deal Distribution Total					312,917.31	3,509,460.45	0.00	0.00	3,822,377.76

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163CAY5	484.41788379	26.65633429	0.26142396	0.00000000	0.00000000	0.00000000	0.00000000	26.91775825	457.76154950
A-2	08163CAZ2	1,000.00000000	0.00000000	1.62774997	0.00000000	0.00000000	0.00000000	0.00000000	1.62774997	1,000.00000000
A-3	08163CBA6	1,000.00000000	0.00000000	1.67524997	0.00000000	0.00000000	0.00000000	0.00000000	1.67524997	1,000.00000000
A-4	08163CBB4	1,000.00000000	0.00000000	1.88650000	0.00000000	0.00000000	0.00000000	0.00000000	1.88650000	1,000.00000000
A-5	08163CBC2	1,000.00000000	0.00000000	2.15358335	0.00000000	0.00000000	0.00000000	0.00000000	2.15358335	1,000.00000000
A-SB	08163CBD0	1,000.00000000	0.00000000	1.87991667	0.00000000	0.00000000	0.00000000	0.00000000	1.87991667	1,000.00000000
A-S	08163CBG3	1,000.00000000	0.00000000	2.31633330	0.00000000	0.00000000	0.00000000	0.00000000	2.31633330	1,000.00000000
B	08163CBH1	1,000.00000000	0.00000000	2.16524999	0.00000000	0.00000000	0.00000000	0.00000000	2.16524999	1,000.00000000
C	08163CBJ7	1,000.00000000	0.00000000	2.74449991	0.00000000	0.00000000	0.00000000	0.00000000	2.74449991	1,000.00000000
D	08163CAJ8	1,000.00000000	0.00000000	1.66666656	0.00000000	0.00000000	0.00000000	0.00000000	1.66666656	1,000.00000000
E	08163CAL3	1,000.00000000	0.00000000	1.66666679	0.00000000	0.00000000	0.00000000	0.00000000	1.66666679	1,000.00000000
F	08163CAN9	1,000.00000000	0.00000000	2.08333345	0.00000000	0.00000000	0.00000000	0.00000000	2.08333345	1,000.00000000
G	08163CAQ2	1,000.00000000	0.00000000	2.08333306	0.00000000	0.00000000	0.00000000	0.00000000	2.08333306	1,000.00000000
NR	08163CAS8	1,000.00000000	0.00000000	2.08750055	(0.00416738)	0.09816995	0.00000000	0.00000000	2.08750055	1,000.00000000
Class RR	08163CBK4	994.77940571	0.26991223	3.02714568	(0.00017210)	0.00411988	0.00000000	0.00000000	3.29705791	994.50949347
RR Interest	N/A	994.77940566	0.26991233	3.02714573	(0.00017194)	0.00411921	0.00000000	0.00000000	3.29705807	994.50949333
R	08163CAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08163CAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163CBE8	993.29618095	0.00000000	1.04217286	0.00000000	0.00000000	0.00000000	0.00000000	1.04217286	992.94958388
X-B	08163CBF5	1,000.00000000	0.00000000	0.58798715	0.00000000	0.00000000	0.00000000	0.00000000	0.58798715	1,000.00000000
X-D	08163CAA7	1,000.00000000	0.00000000	1.37619263	0.00000000	0.00000000	0.00000000	0.00000000	1.37619263	1,000.00000000
X-F	08163CAC3	1,000.00000000	0.00000000	0.95952577	0.00000000	0.00000000	0.00000000	0.00000000	0.95952577	1,000.00000000
X-G	08163CAE9	1,000.00000000	0.00000000	0.95952627	0.00000000	0.00000000	0.00000000	0.00000000	0.95952627	1,000.00000000
X-NR	08163CAG4	1,000.00000000	0.00000000	0.95952585	0.00000000	0.00000000	0.00000000	0.00000000	0.95952585	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/24 - 08/30/24	30	0.00	2,915.40	0.00	2,915.40	0.00	0.00	0.00	2,915.40	0.00
A-2	08/01/24 - 08/30/24	30	0.00	120,206.08	0.00	120,206.08	0.00	0.00	0.00	120,206.08	0.00
A-3	08/01/24 - 08/30/24	30	0.00	135,881.20	0.00	135,881.20	0.00	0.00	0.00	135,881.20	0.00
A-4	08/01/24 - 08/30/24	30	0.00	402,767.75	0.00	402,767.75	0.00	0.00	0.00	402,767.75	0.00
A-5	08/01/24 - 08/30/24	30	0.00	787,739.87	0.00	787,739.87	0.00	0.00	0.00	787,739.87	0.00
A-SB	08/01/24 - 08/30/24	30	0.00	48,054.43	0.00	48,054.43	0.00	0.00	0.00	48,054.43	0.00
X-A	08/01/24 - 08/30/24	30	0.00	893,857.07	0.00	893,857.07	0.00	0.00	0.00	893,857.07	0.00
X-B	08/01/24 - 08/30/24	30	0.00	58,283.05	0.00	58,283.05	0.00	0.00	0.00	58,283.05	0.00
X-D	08/01/24 - 08/30/24	30	0.00	79,574.21	0.00	79,574.21	0.00	0.00	0.00	79,574.21	0.00
X-F	08/01/24 - 08/30/24	30	0.00	27,739.89	0.00	27,739.89	0.00	0.00	0.00	27,739.89	0.00
X-G	08/01/24 - 08/30/24	30	0.00	11,889.49	0.00	11,889.49	0.00	0.00	0.00	11,889.49	0.00
X-NR	08/01/24 - 08/30/24	30	0.00	43,592.62	0.00	43,592.62	0.00	0.00	0.00	43,592.62	0.00
A-S	08/01/24 - 08/30/24	30	0.00	200,900.22	0.00	200,900.22	0.00	0.00	0.00	200,900.22	0.00
B	08/01/24 - 08/30/24	30	0.00	107,314.12	0.00	107,314.12	0.00	0.00	0.00	107,314.12	0.00
C	08/01/24 - 08/30/24	30	0.00	136,020.16	0.00	136,020.16	0.00	0.00	0.00	136,020.16	0.00
D	08/01/24 - 08/30/24	30	0.00	52,773.33	0.00	52,773.33	0.00	0.00	0.00	52,773.33	0.00
E	08/01/24 - 08/30/24	30	0.00	43,596.67	0.00	43,596.67	0.00	0.00	0.00	43,596.67	0.00
F	08/01/24 - 08/30/24	30	0.00	60,229.17	0.00	60,229.17	0.00	0.00	0.00	60,229.17	0.00
G	08/01/24 - 08/30/24	30	0.00	25,814.58	0.00	25,814.58	0.00	0.00	0.00	25,814.58	0.00
NR	08/01/24 - 08/30/24	30	4,639.66	94,648.79	0.00	94,648.79	(189.33)	0.00	0.00	94,838.11	4,460.00
Class RR	08/01/24 - 08/30/24	30	89.25	63,142.23	0.00	63,142.23	(3.59)	0.00	0.00	63,145.82	85.94
RR Interest	08/01/24 - 08/30/24	30	158.75	112,320.83	0.00	112,320.83	(6.38)	0.00	0.00	112,327.21	152.85
Totals			4,887.66	3,509,261.16	0.00	3,509,261.16	(199.30)	0.00	0.00	3,509,460.45	4,698.79

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	3,822,377.76
Non-VRR Available Funds	3,631,258.88
VRR Available Funds	191,118.89
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,523,419.66	Master Servicing Fee	5,667.44
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,604.12
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	496.55
ARD Interest	0.00	Operating Advisor Fee	1,171.86
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	218.48
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,523,419.66	Total Fees	14,158.45

Principal		Expenses/Reimbursements
Scheduled Principal	312,917.31	Reimbursement for Interest on Advances	(199.29)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	312,917.31	Total Expenses/Reimbursements	(199.29)

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,509,460.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	312,917.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificate holders and Others	3,822,377.76
Total Funds Collected	3,836,336.97	Total Funds Distributed	3,836,336.92

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,153,277,523.17	1,153,277,523.17	Beginning Certificate Balance	1,153,277,522.68
(-) Scheduled Principal Collections	312,917.31	312,917.31	(-) Principal Distributions	312,917.31
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,152,964,605.86	1,152,964,605.86	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,153,277,523.17	1,153,277,523.17	Ending Certificate Balance	1,152,964,605.37
Ending Actual Collateral Balance	1,152,964,605.86	1,152,964,605.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.49)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.49)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.65%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	8,892,209.57	0.77%	78	3.8700	NAP	Defeased	1	8,892,209.57	0.77%	78	3.8700	NAP
9,999,999 or less	14	92,725,284.21	8.04%	73	3.9266	2.433478	1.99 or less	7	163,521,961.31	14.18%	78	4.0603	1.645099
10,000,000 to 19,999,999	7	103,604,884.99	8.99%	78	3.6619	2.684575	2.00 to 2.49	13	264,713,214.72	22.96%	61	3.8192	2.209066
20,000,000 to 29,999,999	8	190,516,997.42	16.52%	67	3.6406	2.744580	2.50 to 2.99	14	419,552,621.48	36.39%	64	3.2278	2.683234
30,000,000 to 39,999,999	5	176,425,229.67	15.30%	73	3.6413	5.194441	3.00 to 3.49	5	131,844,852.40	11.44%	78	3.6191	3.248705
40,000,000 to 49,999,999	6	265,800,000.00	23.05%	74	3.5271	2.769503	3.50 and greater	6	164,439,746.38	14.26%	74	3.3430	6.756103
50,000,000 or greater	5	315,000,000.00	27.32%	59	3.2985	2.665397	Totals	46	1,152,964,605.86	100.00%	69	3.5478	3.074122
Totals	46	1,152,964,605.86	100.00%	69	3.5478	3.074122
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	8,892,209.57	0.77%	78	3.8700	NAP	Texas	5	77,992,006.31	6.76%	78	4.3295	1.776016
Alabama	3	5,046,457.79	0.44%	78	3.8300	2.380000	Virginia	1	7,650,000.00	0.66%	78	4.0940	2.680000
Arkansas	2	1,806,948.71	0.16%	77	3.1510	2.730000	Washington	2	47,380,000.00	4.11%	43	3.5634	2.435669
California	3	58,600,000.00	5.08%	78	3.7719	2.186570	West Virginia	1	1,008,225.00	0.09%	77	3.1510	2.730000
Colorado	1	18,233,919.36	1.58%	78	3.8700	2.150000	Wisconsin	4	15,001,481.48	1.30%	78	3.7160	3.100000
Florida	8	199,619,598.77	17.31%	63	3.5796	2.871368	Totals	71	1,152,964,605.86	100.00%	69	3.5478	3.074122
Georgia	2	56,644,444.44	4.91%	68	3.5876	2.929886
									Property Type³
Idaho	1	30,995,000.00	2.69%	77	3.4990	14.340000
Illinois	1	16,044,444.44	1.39%	78	3.7160	3.100000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	2	4,888,255.82	0.42%	78	3.6184	3.036074		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	1	942,755.85	0.08%	77	3.1510	2.730000	Defeased	1	8,892,209.57	0.77%	78	3.8700	NAP
Michigan	4	37,156,603.89	3.22%	78	4.0386	1.937174	Industrial	15	152,483,634.98	13.23%	78	3.7292	2.768317
Minnesota	4	7,569,128.04	0.66%	78	3.5054	2.962066	Lodging	4	120,905,323.02	10.49%	65	3.5177	3.288471
Mississippi	1	1,126,069.49	0.10%	77	3.1510	2.730000	Mixed Use	10	179,281,249.99	15.55%	59	3.5886	3.404678
Nevada	2	79,985,667.01	6.94%	66	3.5580	2.260000	Multi-Family	3	44,550,000.00	3.86%	78	3.8373	2.767999
New Jersey	1	5,919,656.01	0.51%	50	5.2120	2.040000	Office	13	496,581,560.38	43.07%	68	3.4308	2.429876
New York	9	263,668,474.36	22.87%	65	3.1350	2.400087	Retail	20	125,171,264.57	10.86%	71	3.6123	5.462636
North Carolina	2	10,091,296.30	0.88%	78	3.5396	3.530336	Self Storage	5	25,099,363.64	2.18%	78	3.6627	2.988553
North Dakota	1	896,927.44	0.08%	77	3.1510	2.730000	Totals	71	1,152,964,605.86	100.00%	69	3.5478	3.074122
Ohio	1	16,761,264.57	1.45%	64	4.0380	2.130000
Oklahoma	1	779,082.96	0.07%	77	3.1510	2.730000
Oregon	2	71,500,000.00	6.20%	76	3.3364	5.000769
Pennsylvania	1	5,742,222.22	0.50%	78	3.7160	3.100000
South Dakota	1	867,466.32	0.08%	77	3.1510	2.730000
Tennessee	3	100,155,000.00	8.69%	74	3.4215	3.827499

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	8,892,209.57	0.77%	78	3.8700	NAP	Defeased	1	8,892,209.57	0.77%	78	3.8700	NAP
	2.99999% or less	1	80,000,000.00	6.94%	40	2.5916	2.720000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.00000% to 3.49999%	13	410,000,000.00	35.56%	72	3.2741	4.133785	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.50000% to 3.99999%	21	462,219,514.41	40.09%	75	3.6577	2.684336	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	9	185,933,225.87	16.13%	61	4.2209	1.901507	37 months to 48 months	36	936,105,808.72	81.19%	69	3.5507	3.081558
	4.50000% or greater	1	5,919,656.01	0.51%	50	5.2120	2.040000	49 months or greater	9	207,966,587.57	18.04%	65	3.5209	3.049380
	Totals	46	1,152,964,605.86	100.00%	69	3.5478	3.074122	Totals	46	1,152,964,605.86	100.00%	69	3.5478	3.074122
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	8,892,209.57	0.77%	78	3.8700	NAP	Defeased	1	8,892,209.57	0.77%	78	3.8700	NAP
	60 months or less	4	162,919,656.01	14.13%	30	3.1982	2.580144	Interest Only	31	883,726,917.00	76.65%	66	3.4255	3.272624
61 months to 84 months		41	981,152,740.28	85.10%	75	3.6029	3.157997	332 months or less	14	260,345,479.29	22.58%	76	3.9517	2.407294
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	333 months or more	0	0.00	0.00%	0	0.0000	0.000000
	120 months or more	0	0.00	0.00%	0	0.0000	0.000000	Totals	46	1,152,964,605.86	100.00%	69	3.5478	3.074122
	Totals	46	1,152,964,605.86	100.00%	69	3.5478	3.074122
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	8,892,209.57	0.77%	78	3.8700	NAP			No outstanding loans in this group
	12 months or less	44	1,130,222,396.29	98.03%	69	3.5501	3.079945
	13 months to 24 months	1	13,850,000.00	1.20%	77	3.1510	2.730000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	1,152,964,605.86	100.00%	69	3.5478	3.074122
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2	30506918	OF	New York	NY	Actual/360	2.592%	178,531.76	0.00	0.00	01/01/28	03/01/32	--	80,000,000.00	80,000,000.00	08/01/24
2A-13-9	30319471	LO	Las Vegas	NV	Actual/360	3.558%	122,509.42	0.00	0.00	03/05/30	03/05/32	--	39,985,667.00	39,985,667.00	08/05/24
2A-15-9	30319472				Actual/360	3.558%	122,553.33	0.00	0.00	03/05/30	03/05/32	--	40,000,000.00	40,000,000.00	08/05/24
3A2	30506790	OF	West Palm Beach	FL	Actual/360	3.340%	143,806.63	0.00	0.00	N/A	02/06/31	--	50,000,000.00	50,000,000.00	09/06/24
3A4	30506792				Actual/360	3.340%	71,903.32	0.00	0.00	N/A	02/06/31	--	25,000,000.00	25,000,000.00	09/06/24
4A1	30506862	OF	Brooklyn	NY	Actual/360	3.210%	207,312.50	0.00	0.00	N/A	03/06/31	--	75,000,000.00	75,000,000.00	07/06/24
5A2	30506821	MU	Portland	OR	Actual/360	3.299%	127,851.91	0.00	0.00	N/A	01/01/31	--	45,000,000.00	45,000,000.00	09/01/24
5A3	30506822				Actual/360	3.299%	59,664.22	0.00	0.00	N/A	01/01/31	--	21,000,000.00	21,000,000.00	09/01/24
6A1	30506851	OF	Houston	TX	Actual/360	4.460%	141,370.93	55,310.50	0.00	N/A	03/06/31	--	36,810,020.77	36,754,710.27	09/06/24
6A3	30506852				Actual/360	4.460%	94,247.29	36,873.67	0.00	N/A	03/06/31	--	24,540,013.57	24,503,139.90	09/06/24
7A1	30530117	IN	Various	Various	Actual/360	3.716%	191,993.33	0.00	0.00	N/A	03/06/31	--	60,000,000.00	60,000,000.00	09/06/24
8A1	30506845	MU	Boca Raton	FL	Actual/360	4.020%	173,083.33	0.00	0.00	N/A	03/06/26	--	50,000,000.00	50,000,000.00	09/06/24
9	30506878	IN	Chattanooga	TN	Actual/360	3.610%	153,876.25	0.00	0.00	N/A	03/06/31	--	49,500,000.00	49,500,000.00	09/06/24
10A1	30506865	OF	New York	NY	Actual/360	3.371%	130,626.25	0.00	0.00	N/A	03/07/31	--	45,000,000.00	45,000,000.00	09/07/24
11	30530062	RT	Dawsonville	GA	Actual/360	3.550%	133,894.17	0.00	0.00	N/A	02/06/30	--	43,800,000.00	43,800,000.00	09/06/24
12	30506880	OF	Beverly Hills	CA	Actual/360	3.784%	138,483.89	0.00	0.00	N/A	03/06/31	--	42,500,000.00	42,500,000.00	09/06/24
13A2	30506524	LO	Nashville	TN	Actual/360	3.139%	94,605.97	0.00	0.00	N/A	03/06/30	--	35,000,000.00	35,000,000.00	09/06/24
14	30506840	OF	Saint Petersburg	FL	Actual/360	3.500%	101,691.13	50,984.06	0.00	N/A	03/06/31	--	33,740,836.46	33,689,852.40	09/06/24
15A2	30506776	RT	Meridian	ID	Actual/360	3.499%	93,388.80	0.00	0.00	N/A	02/05/31	--	30,995,000.00	30,995,000.00	09/05/24
16A2	30506786	OF	Redmond	WA	Actual/360	3.032%	70,494.00	0.00	0.00	N/A	01/06/26	--	27,000,000.00	27,000,000.00	09/06/24
17A-1-16	30319473	MU	New York	NY	Actual/360	3.160%	68,027.78	0.00	0.00	N/A	03/06/30	--	25,000,000.00	25,000,000.00	08/06/24
17A-1-17	30319474				Actual/360	3.160%	4,081.67	0.00	0.00	N/A	03/06/30	--	1,500,000.00	1,500,000.00	08/06/24
18	30506864	OF	Southfield	MI	Actual/360	4.215%	86,155.42	32,888.59	0.00	N/A	03/01/31	--	23,736,999.73	23,704,111.14	09/01/24
19	30506879	OF	Lake Mary	FL	Actual/360	3.501%	72,251.36	36,206.41	0.00	N/A	03/06/31	--	23,965,952.79	23,929,746.38	09/06/24
20	30506780	MF	Olympia	WA	Actual/360	4.267%	74,889.97	0.00	0.00	N/A	03/06/31	--	20,380,000.00	20,380,000.00	09/06/24
21	30506849	IN	Fort Collins	CO	Actual/360	3.870%	60,849.76	25,574.25	0.00	N/A	03/06/31	--	18,259,493.61	18,233,919.36	09/06/24
22	30319475	SS	Doral	FL	Actual/360	3.610%	52,846.39	0.00	0.00	N/A	03/06/31	--	17,000,000.00	17,000,000.00	08/06/24
23A2	30506543	RT	Willoughby	OH	Actual/360	4.038%	30,816.22	12,108.75	0.00	N/A	01/06/30	--	8,862,451.99	8,850,343.24	09/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23A3	30506544				Actual/360	4.038%	27,545.23	10,823.46	0.00	N/A	01/06/30	--	7,921,744.78	7,910,921.32	09/06/24
24	30506838	MF	Jackson	TN	Actual/360	3.457%	46,602.76	0.00	0.00	N/A	03/01/31	--	15,655,000.00	15,655,000.00	09/01/24
25	30506797	RT	Various	Various	Actual/360	3.151%	37,580.05	0.00	0.00	N/A	02/06/31	--	13,850,000.00	13,850,000.00	09/06/24
26	30506854	MU	Houston	TX	Actual/360	3.890%	45,828.39	0.00	0.00	N/A	03/06/31	--	13,681,250.00	13,681,250.00	09/06/24
27	30506826	RT	Bronx	NY	Actual/360	3.840%	44,921.07	0.00	0.00	N/A	03/06/31	--	13,585,000.00	13,585,000.00	09/06/24
28	30506850	IN	Bridgeport	MI	Actual/360	3.820%	38,210.70	16,439.60	0.00	N/A	03/06/31	--	11,616,155.23	11,599,715.63	09/06/24
29	30506827	MU	Huntington Beach	CA	Actual/360	3.670%	30,022.64	0.00	0.00	N/A	03/06/31	--	9,500,000.00	9,500,000.00	09/06/24
30	30506682	OF	Brooklyn	NY	Actual/360	3.780%	30,922.50	0.00	0.00	N/A	01/06/31	--	9,500,000.00	9,500,000.00	09/06/24
31	30506848	MU	Hamden	CT	Actual/360	3.870%	29,683.15	14,962.21	0.00	N/A	03/06/31	--	8,907,171.78	8,892,209.57	09/06/24
32	30506844	MF	Fayetteville	NC	Actual/360	3.507%	25,714.59	0.00	0.00	N/A	03/01/31	--	8,515,000.00	8,515,000.00	09/01/24
33	30506881	IN	Salem	VA	Actual/360	4.094%	26,969.23	0.00	0.00	N/A	03/06/31	--	7,650,000.00	7,650,000.00	09/06/24
34	30506839	MU	Brooklyn	NY	Actual/360	3.920%	23,628.89	0.00	0.00	N/A	03/06/31	--	7,000,000.00	7,000,000.00	09/06/24
35	30530118	MU	Truckee	CA	Actual/360	3.841%	21,829.68	0.00	0.00	N/A	03/06/31	--	6,600,000.00	6,600,000.00	09/06/24
36	30315740	LO	Swedesboro	NJ	Actual/360	5.212%	26,609.06	9,131.35	0.00	N/A	11/01/28	--	5,928,787.36	5,919,656.01	09/01/24
37	30506842	RT	Valley Stream	NY	Actual/360	4.000%	21,286.67	0.00	0.00	N/A	03/06/31	--	6,180,000.00	6,180,000.00	09/06/24
38	30506853	IN	Bend	OR	Actual/360	3.780%	17,902.50	0.00	0.00	N/A	03/06/31	--	5,500,000.00	5,500,000.00	09/06/24
39	30506602	SS	Various	AL	Actual/360	3.830%	16,667.04	7,137.20	0.00	N/A	03/06/31	--	5,053,594.99	5,046,457.79	09/06/24
40	30506806	SS	Huntsville	TX	Actual/360	3.680%	9,688.51	4,477.26	0.00	N/A	02/06/31	--	3,057,383.11	3,052,905.85	09/06/24
Totals							3,523,419.66	312,917.31	0.00				1,153,277,523.17	1,152,964,605.86
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	40,716,440.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-13-9	280,299,853.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-15-9	280,299,853.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	18,409,692.60	4,550,453.08	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	18,409,692.60	4,550,453.08	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	9,285,235.81	2,242,970.16	01/01/24	03/31/24	--	0.00	0.00	206,598.85	414,302.08	0.00	0.00
5A2	14,913,886.98	25,143,295.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	14,913,886.98	25,143,295.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	9,117,077.17	2,478,016.06	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	9,117,077.17	2,478,016.06	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	9,845,202.80	2,576,797.23	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	9,498,173.11	2,433,504.19	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,653,821.79	1,203,759.27	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	4,854,230.26	4,066,084.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,756,330.94	1,220,919.62	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,086,738.12	863,529.03	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2	33,475,285.12	39,309,665.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,448,102.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	18,204,972.23	18,396,314.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2	10,855,066.52	12,051,434.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-1-16	49,917,843.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-1-17	49,917,843.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,232,525.90	4,008,010.23	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,987,705.34	848,863.20	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,719,229.00	424,879.19	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,866,517.55	1,940,827.64	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,020,725.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A2	3,409,232.69	3,396,822.73	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23A3	3,409,232.69	3,396,822.73	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,942,741.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,247,907.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,105,133.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	818,726.89	1,804,532.11	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	849,405.44	892,905.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	857,869.56	886,748.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,579,449.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,216,306.03	1,120,797.28	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,044,376.57	906,906.11	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	265,712.54	117,151.62	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	649,669.29	672,420.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	976,953.01	1,101,030.48	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	490,564.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	688,632.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	564,856.40	534,191.60	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	309,954.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	931,249,731.68	170,761,416.62				0.00	0.00	206,598.85	414,302.08	0.00	0.00
**	The Most Recent NOI and Fiscal NOI fields correspond to the financial data reported by the Master Servicer. An NOI of 0.00 means the Servicer did not report NOI figures in their loan level reporting.

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/24	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,650,000.00	0	0.00	0	0.00	3.547771%	3.533515%	69
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.547900%	3.533643%	70
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.548028%	3.533770%	71
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.548166%	3.533908%	72
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.548293%	3.534034%	73
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.548431%	3.534171%	74
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.548556%	3.534296%	75
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.548693%	3.534431%	76
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.548808%	3.534546%	77
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.548914%	3.534650%	78
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.549028%	3.534763%	79
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.549133%	3.534867%	80
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4A1	30506862	07/06/24	1	1	206,598.85	414,302.08	5,041.00	75,000,000.00
Totals					206,598.85	414,302.08	5,041.00	75,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		77,000,000	77,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		5,919,656	5,919,656	0		0
> 60 Months		1,070,044,950	995,044,950	75,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-24	1,152,964,606	1,077,964,606	75,000,000	0	0	0
Aug-24	1,153,277,523	1,153,277,523	0	0	0	0
Jul-24	1,153,589,360	1,153,589,360	0	0	0	0
Jun-24	1,153,923,846	1,153,923,846	0	0	0	0
May-24	1,154,233,451	1,154,233,451	0	0	0	0
Apr-24	1,154,565,784	1,154,565,784	0	0	0	0
Mar-24	1,154,873,173	1,154,873,173	0	0	0	0
Feb-24	1,155,074,683	1,155,074,683	0	0	0	0
Jan-24	1,155,242,131	1,155,242,131	0	0	0	0
Dec-23	1,155,386,676	1,155,386,676	0	0	0	0
Nov-23	1,155,542,993	1,155,542,993	0	0	0	0
Oct-23	1,155,686,405	1,155,686,405	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	30506840	0.00	3.50000%	0.00	3.50000%	8	09/19/22	09/19/22	11/10/22
33	30506881	0.00	4.09400%	0.00	4.09400%	8	08/08/24	08/08/24	08/30/24
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	40.14	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(239.43)	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(199.29)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			(199.29)

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the “U.S. Risk Retention Special Notices” tab for the Benchmark 2021-B24 Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party’s compliance with the Retention Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

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